Document and Entity Information	Oct. 18, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 18, 2026
Entity Registrant Name	Data I/O Corporation
Entity Incorporation State Country Code	WA
Entity File Number	0-10394
Entity Tax Identification Number	91-0864123
Entity Address Address Line 1	6645 185th Ave. N.E.
Entity Address Address Line 2	Suite 100
Entity Address City Or Town	Redmond
Entity Address State Or Province	WA
Entity Address Postal Zip Code	98052
City Area Code	425
Local Phone Number	881-6444
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-11
Entity Central Index Key	0000351998
Amendment Flag	false